UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.5%†
	Shares	Value
CONSUMER DISCRETIONARY — 11.1%
American Axle & Manufacturing Holdings*	18,123	$232,337
Brinker International	8,824	438,906
Cabela’s*	7,167	301,516
Carter’s	4,419	429,614
Cooper Tire & Rubber	9,610	350,381
Dana Holding	23,905	284,230
DSW, Cl A	16,104	386,657
Fossil Group*	7,382	240,653
Gannett	21,516	319,297
iRobot*	9,849	334,177
KB Home	40,930	444,500
Regal Entertainment Group, Cl A	20,723	357,472
Sally Beauty Holdings*	17,082	470,780
Sequential Brands Group*	43,393	279,451
Sinclair Broadcast Group, Cl A	13,383	441,639
Steven Madden*	11,524	372,110
TEGNA	13,515	324,495
Tempur Sealy International*	5,159	311,294
Tupperware Brands	6,822	316,745
Wolverine World Wide	21,627	365,713

		7,001,967

CONSUMER STAPLES — 5.7%
Boston Beer, Cl A*	1,828	327,669
Cal-Maine Foods	10,329	521,304
Darling Ingredients*	39,685	356,768
Herbalife*	8,971	414,550
Snyder’s-Lance	11,300	356,741
Sprouts Farmers Market*	19,706	449,297
SunOpta*	51,198	303,092
USANA Health Sciences*	3,874	491,611
Vector Group	16,561	386,203

		3,607,235

ENERGY — 2.5%
Callon Petroleum*	41,464	284,028
CONSOL Energy	39,190	311,169

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Dril-Quip*	8,087	$474,221
RigNet*	15,535	226,656
Rowan, Cl A	19,652	248,598

		1,544,672

FINANCIALS — 27.8%
American Equity Investment Life Holding	15,640	284,492
Assured Guaranty	14,636	348,044
BancorpSouth	16,110	336,377
Brown & Brown	12,445	376,462
Capitol Federal Financial	30,941	379,646
CNO Financial Group	20,906	363,764
Columbia Property Trust REIT	16,168	360,061
Commerce Bancshares	9,257	380,740
Corrections Corp of America REIT	14,092	405,991
Credit Acceptance*	2,310	413,398
Cullen	5,868	280,842
DuPont Fabros Technology REIT	12,515	415,123
Eaton Vance	11,122	318,757
Equity One REIT	15,109	418,821
EverBank Financial	23,269	327,395
First American Financial	10,533	362,019
First Niagara Financial Group	38,803	379,881
FNB	29,815	359,271
Four Corners Property Trust REIT	14,255	240,910
Fulton Financial	29,926	384,549
Hancock Holding	14,552	348,666
HFF, Cl A*	16,487	471,034
Highwoods Properties REIT	9,243	390,886
Hospitality Properties Trust REIT	14,963	352,977
Investors Bancorp	59,883	700,033
Investors Real Estate Trust REIT	49,460	322,479
Janus Capital Group	25,861	325,590
LPL Financial Holdings	17,337	527,392
MarketAxess Holdings	8,472	984,701
Medical Properties Trust REIT	35,542	390,962

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
National Retail Properties REIT	10,569	$453,833
Northwest Bancshares	29,838	375,064
Ocwen Financial*	48,325	261,438
Old National Bancorp	28,687	353,424
Popular	13,582	341,451
Provident Financial Services	19,765	388,185
RMR Group*	248	5,171
Tanger Factory Outlet Centers REIT	11,491	367,597
Taubman Centers REIT	6,557	465,808
Trustmark	16,713	361,669
United Bankshares	10,155	341,005
VEREIT REIT	42,839	330,289
Waddell & Reed Financial, Cl A	28,298	776,496
Washington Federal	16,104	343,820
Weingarten Realty Investors REIT	11,230	391,815

		17,508,328

HEALTH CARE — 5.3%
Aegerion Pharmaceuticals*	35,354	250,306
Allscripts Healthcare Solutions*	23,275	320,730
Cambrex*	11,096	384,365
Concert Pharmaceuticals*	18,343	280,098
HealthSouth	11,530	412,658
Lannett*	12,473	318,186
Owens & Minor	11,202	388,149
Patterson	8,473	359,764
Seattle Genetics*	8,012	264,236
STERIS	5,358	370,988

		3,349,480

INDUSTRIALS — 16.6%
ABM Industries	14,141	424,654
AGCO	15,763	768,761
Allison Transmission Holdings	13,176	313,457
Armstrong World Industries*	8,094	313,076
B/E Aerospace	8,553	345,969
Brink’s	11,719	344,539

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
BWX Technologies, Cl W	10,669	$319,430
Clean Harbors*	7,970	353,151
Colfax*	14,896	329,797
Copart*	11,092	371,693
Donaldson	13,298	374,738
EMCOR Group	8,318	380,133
Genesee & Wyoming, Cl A*	5,985	296,736
Graco	6,877	499,820
Greenbrier	15,347	396,873
Heartland Express	21,328	365,775
Hertz Global Holdings*	23,973	217,675
Hexcel	8,671	358,806
Insperity	6,933	311,500
Knight Transportation	15,799	386,602
Manitowoc	21,447	337,576
MRC Global*	26,301	264,325
Pitney Bowes	19,449	380,811
Quanex Building Products	16,186	299,603
Ritchie Bros Auctioneers	15,465	353,839
RR Donnelley & Sons	23,806	332,570
Ryder System	5,595	297,486
Sun Hydraulics	16,120	410,415
WESCO International*	8,207	331,399

		10,481,209

INFORMATION TECHNOLOGY — 12.9%
Booz Allen Hamilton Holding, Cl A	13,632	385,649
Brocade Communications Systems	91,934	733,633
FLIR Systems	15,058	440,296
Integrated Device Technology*	18,947	482,770
IPG Photonics*	5,741	464,045
Jabil Circuit	17,477	347,967
Manhattan Associates*	7,621	439,350
Methode Electronics	15,770	410,966
NCR*	13,804	294,577
NetScout Systems*	11,196	241,274

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
NIC	26,381	$522,080
Polycom*	29,145	296,988
PTC*	11,332	335,541
Rackspace Hosting*	13,392	270,652
Rambus*	42,519	520,432
Syntel*	11,112	526,043
Tessera Technologies	16,825	484,897
Unisys*	31,448	308,819
VeriFone Systems*	13,325	311,672
Web.com Group*	16,911	318,434

		8,136,085

MATERIALS — 3.0%
Bemis	8,773	419,964
Domtar	9,738	314,051
HB Fuller	10,572	393,489
LSB Industries*	44,861	251,222
Olin	19,105	323,638
Platform Specialty Products*	27,485	209,711

		1,912,075

TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems	14,023	325,193

UTILITIES — 5.1%
Black Hills	8,773	432,333
Cleco	7,577	402,642
Great Plains Energy	14,604	407,160
MDU Resources Group	21,294	359,443
National Fuel Gas	7,646	346,593
PNM Resources	14,282	448,597
Portland General Electric	10,831	421,001
Vectren	8,833	369,573

		3,187,342

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
Value
TOTAL COMMON STOCK (Cost $63,444,773)	$57,053,586

TOTAL INVESTMENTS — 90.5% (Cost $63,444,773)@	$57,053,586

A list of the open futures contracts held by the Fund at January 31, 2016, is as follows:

Equity Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation
NASDAQ 100 E-MINI	(62)	Mar-2016	$(74,281)
S&P 500 Index EMINI	(388)	Mar-2016	(704,540)

			$(778,821)

For the period ended January 31, 2016, the monthly average notional value of shot futures contracts held was $(14,243,353).

Percentages are based on Net Assets of $63,028,654.

*	Non-income producing security.
†	Narrow industries are utilized for compliance purposes, whereasbroad sectors are utilized for reporting.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $63,444,773 and the unrealized appreciation and depreciation were $1,320,626 and ($7,711,813), respectively.

As of January 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

RQS-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016